Restatement - Consolidated Statements of Changes Shareholders' Equity (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated other comprehensive loss	$ (3,030)	$ (3,498)
Deficit	(194,511)	(67,301)
Total	$ 183,106	184,902	$ 21,758
As previously reported
Accumulated other comprehensive loss		(3,519)
Deficit		(67,119)
Total		185,063
Adjustments
Accumulated other comprehensive loss		21
Deficit		(182)
Total		(161)
As Restated
Accumulated other comprehensive loss		(3,498)
Deficit		(67,301)
Total		$ 184,902